CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Net income before noncontrolling interest	₨ 386,603.0	$ 5,095.4	₨ 326,006.4	₨ 260,364.0
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. (426.7), Rs. 381.0 and Rs. (436.4), as of March 31, 2020, March 31, 2021 and March 31, 2022, respectively]	1,297.5	17.1	(1,132.8)	1,771.7
Available for sale debt securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (15,704.2), Rs. 249.0 and Rs. 12,138.8, as of March 31, 2020, March 31, 2021 and March 31, 2022, respectively]	(36,088.6)	(475.7)	(740.6)	47,574.2
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. 4,739.2, Rs. 7,827.8 and Rs. 3,426.8, as of March 31, 2020, March 31, 2021 and March 31, 2022, respectively]	(10,187.7)	(134.3)	(23,271.9)	(8,823.1)
Other comprehensive income, net of tax	(44,978.8)	(592.9)	(25,145.3)	40,522.8
Total comprehensive income	341,624.2	4,502.5	300,861.1	300,886.8
Less: Comprehensive income attributable to shareholders of noncontrolling interest	602.6	7.9	29.3	94.1
Comprehensive income attributable to HDFC Bank Limited	₨ 341,021.6	$ 4,494.6	₨ 300,831.8	₨ 300,792.7